Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (11,595)	$ (4,450)	$ (9,781)	$ (28,623)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative financial instruments	(4)	(14,033)	(14,113)	3,577
Stock-based compensation expense	2,021	3,336	4,691	8,095
Unrealized foreign exchange loss	245	211	70	(1,711)
Depreciation expense	92	89	127	59
Amortization expense	287		64
Provision for doubtful accounts	160		220
Intangible asset impairment	182
Loss from disposal of property and equipment	110
Gain on lease modification	(56)
Changes in operating assets and liabilities:
Accounts receivable	(30)	(380)	(438)	(259)
Other receivables	226	(123)	(278)	394
Inventory	26	(897)	(206)	(392)
Prepaid expenses	(56)	285	(163)	(95)
Other current assets		264	264	(264)
Operating lease liability	20	(9)	(13)
Accounts payable	(956)	(678)	(1,116)	(1,087)
Accrued liabilities	(120)	(75)	(327)	685
Deferred revenue	(119)
Net cash used in operating activities	(9,567)	(16,460)	(20,999)	(19,621)
Cash flows from investing activities
Purchase of property and equipment	(14)	(260)	(278)	(440)
Proceeds from sale of property and equipment	61
Internally developed software	(7)		(75)
Business acquisitions, net of cash acquired			(416)
Net cash provided by (used in) investing activities	40	(260)	(769)	(440)
Cash flows from financing activities
Proceeds from the issuances of common stock and warrants	7,233		1,685	38,526
Share issuance costs	(506)	(52)	(247)	(3,161)
Proceeds from the exercise of stock options and warrants		215	215	4,663
Proceeds from Paycheck Protection Program Loan	323
Repayment of Paycheck Protection Program Loan	(323)
Net cash provided by financing activities	6,727	163	1,653	40,028
Effect of foreign exchange rate changes on cash	21	(7)	(9)	54
Net decrease in cash	(2,779)	(16,564)	(20,124)	20,021
Cash at beginning of period	5,459	25,583	25,583	5,562
Cash at end of period	$ 2,680	$ 9,019	5,459	25,583
Supplemental schedule of non-cash investing and financing activities
Share issuance costs included in accounts payable and accrued liabilities			358	$ 52
Reclassification of derivative instruments from warrant exercise			35
Noncash items related to Heuro acquisition			$ 1,227